Covered loans past due status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	$ 2,542,662	$ 2,984,427
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	103,309	102,575
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	70,336	190,127
Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	822,986	934,373
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	34,559	47,123
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	146,719	97,691
Financing Receivable Recorded Investment 60 To 89 Days Past Due	37,266	33,806
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	503,103	737,856
Total Past Due	687,088	869,353
Financing Receivable Recorded Investment Current	1,855,574	2,115,074
Covered Loans	2,542,662	2,984,427
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	98,559	42,898
Financing Receivable Recorded Investment 60 To 89 Days Past Due	12,597	8,745
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	291,010	374,301
Total Past Due	402,166	425,944
Financing Receivable Recorded Investment Current	1,109,306	1,284,285
Covered Loans	1,511,472	1,710,229
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	512	1,584
Financing Receivable Recorded Investment 60 To 89 Days Past Due	7	349
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	7,756	16,318
Total Past Due	8,275	18,251
Financing Receivable Recorded Investment Current	95,034	84,324
Covered Loans	103,309	102,575
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	0	399
Financing Receivable Recorded Investment 60 To 89 Days Past Due	384	0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	58,665	178,007
Total Past Due	59,049	178,406
Financing Receivable Recorded Investment Current	11,287	11,721
Covered Loans	70,336	190,127
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	45,764	50,222
Financing Receivable Recorded Investment 60 To 89 Days Past Due	23,531	23,384
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	143,140	165,030
Total Past Due	212,435	238,636
Financing Receivable Recorded Investment Current	610,551	695,737
Covered Loans	822,986	934,373
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,884	2,588
Financing Receivable Recorded Investment 60 To 89 Days Past Due	747	1,328
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	2,532	4,200
Total Past Due	5,163	8,116
Financing Receivable Recorded Investment Current	29,396	39,007
Covered Loans	$ 34,559	$ 47,123